Segment and Geographic Information (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Net revenues	$ 42,622,650	$ 83,057,896	$ 107,404,766
Commodities brokerage services revenues [Member]
Segment Reporting Information [Line Items]
Net revenues	2,588,426	59,976,717	79,702,654
Financial information and advisory services revenues [Member]
Segment Reporting Information [Line Items]
Net revenues	10,271,822	10,696,523	17,205,459
Advertising revenues [Member]
Segment Reporting Information [Line Items]
Net revenues	3,588,499	2,893,707	7,023,399
Hong Kong brokerage services revenues [Member]
Segment Reporting Information [Line Items]
Net revenues	25,281,733	8,956,501	3,149,063
Others [Member]
Segment Reporting Information [Line Items]
Net revenues	$ 892,170	$ 534,448	$ 324,191